Goodwill	12 Months Ended
Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 9 – GOODWILL

The changes in the carrying amount of goodwill for the year ended June 30, 2019 were as follows:

For the year ended June 30, 2019
Balance as of July 1, 2017	$195,080
Reverse of goodwill arising from acquisition of Judge China *	(26,302)
Foreign currency translation adjustment	4,782
Balance as of June 30, 2018	173,560
Goodwill arising from acquisition of Infogain (Note 3)	227,506
Goodwill arising from acquisition of Huanyu (Note 3)	50,045
Foreign currency translation adjustment	(3,321)
Balance as of June 30, 2019	$447,790

* The consideration of Judge China was reduced by $26,302 due to provision made on the receivable from Judge Asia as of June 30, 2018.

The Company has only one reporting unit. For the years ended June 30, 2019, 2018 and 2017, the Company performed a qualitative assessment of the goodwill for the reporting unit based on the requirements of ASC 350-20. The Company evaluated all relevant factors, weighed all factors in their entirety and concluded that it was not more-likely-than-not that the fair value of the reporting unit was less than its carrying amount. Therefore, further impairment testing on goodwill was unnecessary as of June 30, 2019, 2018 and 2017, respectively.